Operating Lease Obligations (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating lease cost:
Amortization of leased assets	$ 211,913	$ 114,032
Interest of lease liabilities	26,825	10,776
Total operating lease cost	$ 238,738	$ 124,808